Insurance Liabilities - Income statement information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	$ 2,291	$ 941	$ 5,749	$ 6,580
Interest accretion	517	488	2,175	1,947
Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	309	302	1,232	1,226
Interest accretion	29	35	128	138
Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	75	51	224	186
Interest accretion	12	10	42	41
Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	6	8	19	21
Interest accretion	3	3	10	11
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	575	582	2,342	2,319
Interest accretion	118	121	479	484
Life Insurance | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	299	292	1,193	1,187
Interest accretion	28	34	126	136
Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	1,581	244	2,940	3,818
Interest accretion	139	105	459	380
Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	54	56	224	236
Interest accretion	245	249	1,185	1,031
Corporate & Other | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Gross premiums	10	10	39	39
Interest accretion	$ 1	$ 1	$ 2	$ 2